COMMON STOCK OPTIONS (Details Narrative) - USD ($)	1 Months Ended	9 Months Ended			12 Months Ended
	Nov. 14, 2015	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2014	Dec. 31, 2013
Equity plan reserved shares		6,475,750			6,475,750
Equity plan issued shares		161,250			161,250
Options granted, weighted average exercise price		$ .53			$ 0.51
Weighted average fair value of options granted		$ .15			$ 0.30
Weighted average remaining contract life, exercisable options		5 years 1 month 6 days			5 years 6 months 15 days
Weighted average remaining contract life, outstanding options		5 years 3 months			5 years 10 months 13 days
Aggregate intrinsic value of options exercisable		$ 74,250			$ 159,300
Aggregate intrinsic value of options outstanding		74,250			159,300
Employee stock-based compensation expense		$ 169,641	$ 330,854		$ 417,569	$ 632,413
Risk free rate		1.37%
Volatility rate		49.42%	30.13%
Expected term	5 years	5 years	5 years 6 months	6 years	5 years 6 months
Unrecognized compensation cost related to non-vested options		$ 12,678			$ 167,110
NonvestedAwards Total Compensation Cost Not Yet Recognized Period For Recognition		4 months 24 days
Minimum [Member]
Risk free rate		1.82%	2.52%
Maximum [Member]
Risk free rate		2.06%	3.40%